SCHEDULE OF INCOME TAX EXPENSES (BENEFIT) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forward					$ (1,011,212)	$ (796,713)
Effective Tax rate					21.00%	21.00%
Income tax expenses(benefit)					$ (212,355)	$ (167,310)
Less: Valuation Allowance					212,355	167,310
Income tax expenses(benefit)